Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
		December 31
	2013	2012

Income before income taxes and net (income) loss from equity accounted investee	$176,265	$161,520
Income tax expense at the combined basic rate	59,613	53,655
Large corporation and state tax	4,027	3,300
International financing	(11,661)	-
Withholding tax on foreign dividends	731	3,112
Tax on other non-deductible expenses	1,441	2,369
Net revisions to certain tax bases and tax rates	(456)	1,870
Other	4,748	2,816
Income tax expense	$58,443	$67,122

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
		December 31
	2013	2012

Deferred income tax assets
Unutilized tax loss carryforwards	$64,633	$79,764
Deferred financing costs and offering expenses	-	677
Foreign tax credits available for carryforward	14,567	14,567
Accounting provisions not currently deductible for tax	56,325	54,532
Tax value of intangibles and landfill assets in excess of carrying value	12,263	18,475
Other	819	643
Valuation allowance	(18,267)	(18,267)
	130,340	150,391

Deferred income tax liabilities
Carrying value of capital assets in excess of tax value	93,382	81,855
Carrying value of intangibles and landfill assets in excess of tax value	159,034	166,109
Other	7,811	6,222
	260,227	254,186
Net deferred income tax liabilities	$129,887	$103,795

Canada	$36,601	$38,231
U.S.	93,286	65,564
Net deferred income tax liabilities	$129,887	$103,795

Schedule Of Income Tax Domestic And Foreign [Table Text Block]
	December 31
	2013	2012
Income before income taxes and net income or loss from equity accounted investee
Canada	$69,717	$108,289
U.S.	73,053	53,231
Other	33,495	-
	$176,265	$161,520

Current income tax expense
Canada	$26,045	$44,894
U.S.	3,428	4,387
Other	62	-
	29,535	49,281

Deferred income tax expense (recovery)
Canada	867	(7,921)
U.S.	28,041	25,762
	28,908	17,841
Total income tax expense	$58,443	$67,122